Related Parties Transactions - Summary of Related Parties (Detail)	12 Months Ended
Dec. 31, 2019
Taiwan International Standard Electronics Co., Ltd. ("TISE") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
So-net Entertainment Taiwan Limited ("So-net") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
KKBOX Taiwan Co., Ltd. ("KKBOXTW") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
UUPON Inc [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Taiwan International Ports Logistics Corporation ("TIPL") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Huada Digital Corporation ("HDD") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Joint venture
Chunghwa Benefit One Co., Ltd. ("CBO") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Joint venture
International Integrated System, Inc. ("IISI") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Senao Networks, Inc. ("SNI") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
EnRack Technology Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Subsidiary of the Company’s associate, Senao Networks, Inc.
Emplus Technologies, Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Subsidiary of the Company’s associate, Senao Networks, Inc.
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Viettel-CHT Co., Ltd. ("Viettel-CHT") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Click Force Co., Ltd. ("CF") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Alliance Digital Tech Co., Ltd. ("ADT") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
MeWorks LIMITED (HK) ("MeWorks") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Chunghwa PChome Fund I Co., Ltd. (“CPFI”) [member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Chunghwa Telecom Foundation [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	A nonprofit organization of which the funds donated by Chunghwa exceeds one third of its total funds
Cornerstone Ventures Co., Ltd. ("CVC") [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Senao Technical and Cultural Foundation [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	A nonprofit organization of which the funds donated by SENAO exceeds one third of its total funds
Next Commercial Bank Co., Ltd. (preparatory office) (“NCB”) [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Sochamp Technology Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Investor of significant influence over CHST
E-Life Mall Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	One of the directors of E-Life Mall and a director of SENAO are members of an immediate family
Engenius Technologies Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Chairman of Engenius Technologies Co., Ltd. is a member of SENAO’s management
United Daily News Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Investor of significant influence over SFD
Shenzhen Century Communication Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Investor of significant influence over SCT
Cheng Keng Investment Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Relationship	Chairman of Cheng Keng Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
Cheng Feng Investment Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Chairman of Cheng Feng Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
All Oriented Investment Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Chairman of All Oriented Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
Hwa Shun Investment Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Relationship	Chairman of Hwa Shun Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
Yu Yu Investment Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Relationship	Chairman of Yu Yu Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family